Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers	£ 672	£ 239	£ 189
Recoveries of loans and advances, net of collection costs	(24)	(40)	(42)
Off-balance sheet exposures (See Note 29)	(3)	22	6
Impairment loss on financial assets	645	221	153
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	267	435	257
Provisions for residual value and voluntary termination	6	6	0
Provisions for other liabilities and charges	273	441	257
Total operating impairment losses, provisions and charges	£ 918	£ 662	£ 410